Subsequent Events	9 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 Subsequent Events

No events occurred subsequent to March 31, 2015 that would require adjustment to the accompanying financial statements or footnotes other than those disclosed in the notes above.